Consolidated Statements of Cash Flows	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	¥ 102,204,472	$ 14,650,450	¥ 89,217,792	¥ 73,337,971
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	13,883,919	1,990,184	13,538,853	12,781,971
Provision for doubtful accounts	1,574,896	225,753	2,591	(121,413)
Deferred tax benefit	(1,515,220)	(217,198)	(1,543,010)	(1,466,826)
Gain from disposal of cost-method investment			(300,000)	(61,100)
Gain from disposal of subsidiary				(134,774)
Amortization of debt discount	11,544,479	1,654,838	5,124,715	4,191,002
Change in operating assets and liabilities:
Accounts receivables	9,065,001	1,299,418	(11,291,877)	(2,179,079)
Prepaid expenses and other current assets	(3,095,037)	(443,657)	(2,302,103)	4,998,724
Contract costs	5,340,167	765,484	(8,387,698)	(3,216,287)
Prepaid expenses and deposits	(403,511)	(57,841)	31,386	(876,346)
Accounts payable	5,661,871	811,598	7,714,017	17,134,885
Deferred revenues	323,430	46,362	(155,018)	146,060
Other payables and accrued liabilities	444,799	63,759	11,924	371,373
Other payable - related parties	(1,065)	(153)	(312,308)	274,573
Taxes payable	(1,072,657)	(153,759)	8,102,941	2,877,207
Net cash provided by operating activities	143,955,544	20,635,238	99,452,205	108,057,941
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceed from sale of cost method investment			350,000	111,100
Payments of cost method investments	(3,850,000)	(551,876)
Proceed from sale of subsidiary				156,225
Acquisition of Skystar, net of cash received				(17,967,355)
Payments of business acquisition payable - related parties	(122,433,894)	(17,550,227)	(98,900,784)	(98,700,000)
Purchases of property and equipment	(195,998)	(28,095)	(46,572)	(1,964,233)
Net cash used in investing activities	(126,479,892)	(18,130,198)	(98,597,356)	(118,364,263)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital contribution				30,000,000
Proceeds from issuance of Series A convertible preferred shares			137,738,000
Proceeds from shareholder loans	88,500,000	12,685,990	14,581,993
Repayment of shareholder loans	(129,474,000)	(18,559,388)	(14,826,000)	(33,800,000)
Net cash (used in) provided by financing activities	(40,974,000)	(5,873,398)	137,493,993	(3,800,000)
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	599,384	85,917	937,466	(234,124)
CHANGE IN CASH AND CASH EQUIVALENTS	(22,898,964)	(3,282,441)	139,286,308	(14,340,446)
CASH AND CASH EQUIVALENTS, beginning of year	151,947,942	21,780,904	12,661,634	27,002,080
CASH AND CASH EQUIVALENTS, end of year	129,048,978	18,498,463	151,947,942	12,661,634
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for income tax	4,579,482	656,444	2,304,503	2,134,902
Cash paid for interest expense
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Acquisition of Skystar with acquisition payables				¥ 35,222,954